CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings (loss) for the year	$ 1,159	$ (48,066)
Items not affecting cash:
Share-based compensation	3,003	3,195
Depreciation, depletion and amortization	28,863	32,050
Impairment of non-current assets, net	424	0
Deferred income tax expense (recovery)	(5,206)	2,358
Unrealized foreign exchange loss (gain)	(1,032)	(100)
Finance costs	1,357	602
Write off of IVA receivable	0	151
Write off of mineral properties	0	45
Write down of warehouse inventory	0	233
Write down of inventory to net realizable value	405	576
Loss on asset disposal	86	43
Loss (gain) on other investments	(233)	19
Net changes in non-cash working capital	10,138	(684)
Cash from (used in) operating activities	38,964	(9,578)
Investing activites
Proceeds on disposal of property, plant and equipment	190	11
Mineral property, plant and equipment expenditures	(25,539)	(21,519)
Intangible asset expenditures	0	(280)
Purchase of short term investments	(5,497)	0
Proceeds from disposal of marketable securities	1,032	0
Redemption of (investment in) non-current deposits	0	3
Cash used in investing activities	(29,814)	(21,785)
Financing activities
Repayment of loans payable	(3,229)	(1,343)
Repayment of lease liabities	(183)	(247)
Interest paid	(918)	(391)
Public equity offerings	26,367	23,557
Exercise of options	6,910	343
Share issuance costs	(1,112)	(716)
Deferred financing costs	(294)	0
Cash from (used in) financing activites	27,541	21,203
Effect of exchange rate change on cash and cash equivalents	1,024	152
Increase (decrease) in cash and cash equivalents	36,691	(10,160)
Cash and cash equivalents, beginning of the year	23,368	33,376
Cash and cash equivalents, end of the year	$ 61,083	$ 23,368